Intangible Assets	9 Months Ended
Sep. 30, 2024
Next NRG Holding Corp [Member]
Restructuring Cost and Reserve [Line Items]
Intangible Assets

Note 6 – Intangible Assets

The Company’s intangible assets were acquired in connection with the acquisition of STAT. See Note 1.

Intangibles consisted of the following at September 30, 2024 and December 31, 2023, respectively:

			Estimated Useful
Classification	September 30, 2024	December 31, 2023	Lives (Years)

License agreements	$4,900,000	$-	15
Tradenames/trademarks	600,000	-	5
Less: accumulated amortization	(335,001)	-
Intangibles - net	$5,164,999	$-

Amortization expense for the three and nine months ended September 30, 2024 was $111,667 and $335,001, respectively.

Estimated amortization expense for each of the five (5) succeeding years and thereafter is as follows:

For the Years Ended December 31:

2024 (3 Months)	111,667
2025	446,668
2026	446,668
2027	446,668
2028	446,668
Thereafter	3,266,660
Total	$5,164,999